Note 9 - Share Capital (Tables)	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Earnings per share [text block]
	2021	2020
Common shares issued and outstanding, beginning of year	46,799,828	28,578,137
Shares issued in March/April 2020 financing	1,623,950	431,870
Shares issued in October 2019 financing	-	2,407,314
ATM issuances	182,226	-
Effect of warrants and options exercised	1,055,772	482,319
Weighted average common shares issued and outstanding, end of year	49,661,776	31,899,640
Common shares issued and outstanding, end of year	53,547,709	46,799,828